UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Strategic Partners Real
Estate Securities Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	3/31/2005

Date of reporting period:	9/30/2004

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

SEPTEMBER 30, 2004

STRATEGIC PARTNERS

REAL ESTATE SECURITIES FUND

OBJECTIVE

High current income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

November 15, 2004

We hope that you find the semiannual report for the Strategic Partners Real Estate Securities Fund informative and useful. As a Strategic Partners mutual fund shareholder, you may be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and reflects your personal investment profile and tolerance for risk.

Strategic Partners mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners mutual funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Real Estate Securities Fund

Strategic Partners Real Estate Securities Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners Real Estate Securities Fund (the Fund) is high current income and long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 9/30/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A	4.33%	32.15%	153.13%	95.24%
Class B	3.94	31.13	143.68	86.09
Class C	3.94	31.13	143.68	86.09
Class Z	4.46	32.44	156.24	98.50
S&P 500 Index[3]	–0.18	13.86	–6.38	10.21
Wilshire REIT Index[4]	2.41	25.26	138.40	101.30
Lipper Real Estate Funds Avg.[5]	1.79	25.05	129.31	89.80

Average Annual Total Returns[1] as of 9/30/04
		One Year	Five Years	Since Inception[2]
Class A		24.88%	19.06%	10.03%
Class B		26.13	19.40	10.18
Class C		30.13	19.50	10.18
Class Z		32.44	20.71	11.29
S&P 500 Index[3]		13.86	–1.31	1.53
Wilshire REIT Index[4]		25.26	18.98	11.52
Lipper Real Estate Funds Avg.[5]		25.05	17.98	10.46

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 5/5/98.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how U.S. stock prices have performed.

4The Wilshire REIT Index is an unmanaged, market capitalization-weighted index comprising publicly traded REITs. This Index does not include real estate operating companies like the Wilshire Real Estate Securities Index does.

5The Lipper Real Estate Funds Average (Lipper Average) represents returns based on the average return for all funds in the Lipper Real Estate Funds category for the periods noted. Funds in the Lipper Real Estate Funds category invest primarily in equity securities of domestic and foreign companies engaged in the real estate industry.

Investors cannot invest directly in a index. The returns for the S&P 500 Index and the Wilshire REIT Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Wilshire REIT Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 9/30/04
Simon Property Group, Inc., Retail—Malls	7.6%
Kimco Realty Corp., Retail—Shopping Centers	7.4
General Growth Properties, Inc., Retail—Malls	6.7
ProLogis, Warehouses	6.0
iStar Financial, Inc., Diversified	5.1
Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 9/30/04
Retail—Shopping Centers	17.5%
Retail—Malls	14.3
Lodging	13.7
Warehouses	11.2
Specialty Financials	11.1

Industry weightings are subject to change.

Strategic Partners Real Estate Securities Fund	3

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2004.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

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Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners Real Estate Securities Fund		Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,043	1.58%	$8.09
	Hypothetical	$1,000	$1,017	1.58%	$7.99

Class B	Actual	$1,000	$1,039	2.33%	$11.91
	Hypothetical	$1,000	$1,013	2.33%	$11.76

Class C	Actual	$1,000	$1,039	2.33%	$11.91
	Hypothetical	$1,000	$1,013	2.33%	$11.76

Class Z	Actual	$1,000	$1,045	1.33%	$6.82
	Hypothetical	$1,000	$1,018	1.33%	$6.73

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2004, and divided by the 365 days in the Fund’s current fiscal year (to reflect the six-month period).

Strategic Partners Real Estate Securities Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of September 30, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.5%
COMMON STOCKS

Diversified 8.6%
53,000	Newcastle Investment Holdings Corp.(a)(b)	$397,500
17,100	Rouse Co. (The)	1,143,648
19,912	Unibail	2,397,642
41,400	Vornado Realty Trust	2,594,952

		6,533,742

Lodging 13.7%
59,400	DiamondRock Hospitality Co.(b)	594,000
25,900	Fairmont Hotels & Resorts, Inc.	707,588
20,700	Hilton Hotels Corp.	389,988
270,100	Host Marriott Corp.(b)	3,789,503
59,852	Interstate Hotels & Resorts, Inc.(b)	242,401
80,800	Starwood Hotels & Resorts Worldwide, Inc.	3,750,736
64,600	Strategic Hotel Capital, Inc.	873,392

		10,347,608

Multi-Family 4.7%
27,100	Avalonbay Communities, Inc.	1,631,962
41,300	Camden Property Trust	1,908,060

		3,540,022

Office 10.6%
65,100	Boston Properties, Inc.	3,605,889
38,500	CB Richard Ellis Group, Inc. (Class A)(b)	889,350
19,562	Dundee Real Estate Investment Trust	376,385
46,300	Liberty Property Trust	1,844,592
32,400	PS Business Parks, Inc.	1,291,140

		8,007,356

Retail-Malls 14.3%
163,100	General Growth Properties, Inc.	5,056,100
107,000	Simon Property Group, Inc.	5,738,410

		10,794,510

Retail-Shopping Centers 17.5%
39,100	Acadia Realty Trust	576,725
108,500	Kimco Realty Corp.	5,566,050
79,700	Regency Centers Corp.	3,705,253

See Notes to Financial Statements.

Strategic Partners Real Estate Securities Fund	7

Portfolio of Investments

as of September 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

23,700	Saul Centers, Inc.	$779,256
79,600	Weingarten Realty Investors	2,627,596

		13,254,880

Self-Storage Facilities 4.8%
73,500	Public Storage, Inc.	3,641,925

Specialty Financials 11.1%
22,000	Arbor Realty Trust, Inc.	488,400
92,740	iStar Financial, Inc.	3,823,670
36,100	Medical Properties of America(b)	361,000
17,000	Realty Income Corp.	765,510
113,300	Ventas, Inc.	2,936,736

		8,375,316

Warehouse 11.2%
96,900	AMB Property Corp.	3,587,238
18,400	First Potomac Realty Trust	380,144
128,700	ProLogis	4,535,388

		8,502,770

	Total long-term investments (cost $55,477,731)	72,998,129

SHORT-TERM INVESTMENTS 4.9%
Principal Amount (000)

Repurchase Agreement
3,703	State Street Bank & Trust Co. 0.40%, dated 9/30/04, due 10/1/04 in the amount of $3,703,041 (collateralized by $2,595,000 U.S. Treasury Bond, 9.25%, 2/15/16; value of collateral including accrued interest was $3,766,732 (cost $3,703,000)	3,703,000

	Total Investments 101.4% (cost $59,180,731; Note 5)	76,701,129
	Liabilities in excess of other assets (1.4%)	(1,060,207)

	Net Assets 100%	$75,640,922

(a)	Fair-valued security (Note 1).
(b)	Non-income producing security.

See Notes to Financial Statements.

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SEMIANNUAL REPORT

SEPTEMBER 30, 2004

STRATEGIC PARTNERS

REAL ESTATE SECURITIES FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

as of September 30, 2004 (Unaudited)

Assets
Investments, at value (cost $59,180,731)	$76,701,129
Foreign currency, at value (cost $2,322)	2,404
Receivable for Fund shares sold	569,595
Dividends and interest receivable	132,328
Tax reclaim receivable	11,336
Other assets	1,635

Total assets	77,418,427

Liabilities
Payable for Fund shares reacquired	816,310
Payable for investments purchased	761,905
Accrued expenses	104,184
Management fee payable	46,561
Distribution fee payable	39,332
Payable to custodian	7,795
Deferred Trustees’ fees	994
Foreign withholding tax payable	424

Total liabilities	1,777,505

Net Assets	$75,640,922

Net assets were comprised of:
Shares of beneficial interest, at par	$4,654
Paid-in capital in excess of par	72,727,725

72,732,379
Undistributed net investment income	125,423
Accumulated net realized loss on investments	(14,737,780)
Net unrealized appreciation on investments	17,520,900

Net assets, September 30, 2004	$75,640,922

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($26,913,422 ÷ 1,651,918 shares of beneficial interest issued and outstanding)	$16.29
Maximum sales charge (5.5% of offering price)	0.95

Maximum offering price to public	$17.24

Class B:
Net asset value, offering price and redemption price per share ($33,652,053 ÷ 2,075,209 shares of beneficial interest issued and outstanding)	$16.22

Class C:
Net asset value, offering price and redemption price per share ($7,545,573 ÷ 465,266 shares of beneficial interest issued and outstanding)	$16.22

Class Z:
Net asset value, offering price and redemption price per share ($7,529,874 ÷ 461,343 shares of beneficial interest issued and outstanding)	$16.32

See Notes to Financial Statements.

Strategic Partners Real Estate Securities Fund	11

Statement of Operations

Six Months Ended September 30, 2004 (Unaudited)

Net Investment Income
Income
Dividends (net of foreign withholding taxes of $11,921)	$1,106,648
Interest	1,565

Total income	1,108,213

Expenses
Management fee	255,102
Distribution fee—Class A	29,390
Distribution fee—Class B	158,858
Distribution fee—Class C	31,521
Custodian’s fees and expenses	69,000
Transfer agent’s fees and expenses	47,000
Registration fees	25,000
Reports to shareholders	23,000
Legal fees and expenses	18,000
Audit fee	9,000
Trustees’ fees	6,000
Miscellaneous	1,295

Total expenses	673,166

Net investment income	435,047

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain on:
Investment transactions	6,152,646
Foreign currency transactions	1,617

6,154,263

Net change in unrealized appreciation on:
Investments	(4,410,455)
Foreign currencies	(396)

(4,410,851)

Net gain on investments	1,743,412

Net Increase In Net Assets Resulting From Operations	$2,178,459

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2004	Year Ended March 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$435,047	$633,065
Net realized gain on investments and foreign currency transactions	6,154,263	4,533,668
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,410,851)	21,047,927

Net increase in net assets resulting from operations	2,178,459	26,214,660

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(165,824)	(258,161)
Class B	(111,462)	(376,840)
Class C	(21,603)	(56,241)
Class Z	(52,479)	(52,132)

	(351,368)	(743,374)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	19,156,793	26,824,919
Net asset value of shares issued in reinvestment of dividends and distributions	310,037	635,174
Cost of shares reacquired	(21,926,174)	(18,329,511)

Net increase (decrease) in net assets from Fund share transactions	(2,459,344)	9,130,582

Total increase (decrease)	(632,253)	34,601,868

Net Assets
Beginning of period	76,273,175	41,671,307

End of period(a)	$75,640,922	$76,273,175

(a) Includes undistributed net investment income of:	$125,423	$41,744

See Notes to Financial Statements.

Strategic Partners Real Estate Securities Fund	13

Notes to Financial Statements

(Unaudited)

Strategic Partners Real Estate Securities Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a nondiversified, open-end, management investment company. The Fund was established as a Delaware business trust on October 24, 1997. The Fund commenced investment operations on May 5, 1998. The investment objective of the Fund is high current income and long-term growth of capital. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq, are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or for which pricing services does not provide a valuation methodology, or does not present fair value, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Fair valued securities are noted in the Portfolio of Investments.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a

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security at its cost on the date of purchases and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or

Strategic Partners Real Estate Securities Fund	15

Notes to Financial Statements

(Unaudited) Cont’d

designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked to market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or loss from investments on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. The Fund invests in real estate investment trusts (“REITS”), which report information on the source of their distributions annually. A portion of distributions received from REITS during the period is estimated to be capital gain and a portion is estimated to be return of capital and is recorded as a reduction of their costs. These estimates are adjusted when the actual source of distributions is disclosed by the REITS.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

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Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has a subadvisory agreement with Wellington Management Company, LLP (“Wellington” or “subadviser”). The subadvisory agreement provides that Wellington furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Wellington is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises Wellington’s performance of such services. PI pays for the services of Wellington, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to a plan of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended September 30, 2004, PIMS has contractually agreed to limit such fees to .25% of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $43,900 in front-end sales charges resulting from sales of Class A shares during the six months ended September

Strategic Partners Real Estate Securities Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

30, 2004. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended September 30, 2004, it received approximately $19,100 and $1,800 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the six months ended September 30, 2004, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was April 30, 2004. Effective May 1, 2004, the commitment will be reduced to $500 million. All other terms and conditions will remain the same. The expiration of the renewed SCA is October 29, 2004. The fund did not borrow any amounts pursuant to the SCA during the six months ended September 30, 2004.

Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement is $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement will be October 28, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended September 30, 2004, the Fund incurred fees of approximately $39,400 for the services of PMFS. As of September 30, 2004, approximately $7,100 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $7,000 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) an affiliate of PI, was approximately $5,700 for the six months ended September 30, 2004. As of September 30, 2004, approximately $950 of such fees were due to Wachovia. These amounts are included in the transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended September 30, 2004, Wachovia earned $205 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended September 30, 2004 aggregated $22,595,582 and $25,305,878, respectively.

Note 5. Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2004, of approximately $20,544,000 of which $18,400,000 expires in 2008 and $2,144,000 expires in 2009. Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$59,251,200	$17,494,507	$44,578	$17,449,929

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Strategic Partners Real Estate Securities Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are not subject to an initial sales charge and the contingent deferred sales charge (CDSC) for Class C shares will be 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

Class A	Shares	Amount
Six months ended September 30, 2004:
Shares sold	631,832	$9,415,647
Shares issued in reinvestment of dividends	10,319	151,709
Shares reacquired	(659,263)	(9,506,219)

Net increase (decrease) in shares outstanding before conversion	(17,112)	61,137
Shares issued upon conversion from Class B	17,424	272,788

Net increase (decrease) in shares outstanding	312	$333,925

Year ended March 31, 2004:
Shares sold	1,001,362	$13,259,775
Shares issued in reinvestment of dividends	19,338	221,931
Shares reacquired	(530,737)	(6,563,602)

Net increase (decrease) in shares outstanding before conversion	489,963	6,918,104
Shares issued upon conversion from Class B	36,097	479,841

Net increase (decrease) in shares outstanding	526,060	$7,397,945

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Class B	Shares	Amount
Six months ended September 30, 2004:
Shares sold	117,106	$1,767,677
Shares issued in reinvestment of dividends	6,306	93,151
Shares reacquired	(327,867)	(4,739,898)

Net increase (decrease) in shares outstanding before conversion	(204,455)	(2,879,070)
Shares reacquired upon conversion into Class A	(17,503)	(272,788)

Net increase (decrease) in shares outstanding	(221,958)	$(3,151,858)

Year ended March 31, 2004:
Shares sold	397,793	$5,007,352
Shares issued in reinvestment of dividends	27,360	311,318
Shares reacquired	(645,096)	(7,992,963)

Net increase (decrease) in shares outstanding before conversion	(219,943)	(2,674,293)
Shares reacquired upon conversion into Class A	(36,185)	(479,841)

Net increase (decrease) in shares outstanding	(256,128)	$(3,154,134)

Class C
Six months ended September 30, 2004:
Shares sold	98,351	$1,483,628
Shares issued in reinvestment of dividends	1,068	15,763
Shares reacquired	(71,832)	(1,016,482)

Net increase (decrease) in shares outstanding	27,587	$482,909

Year ended March 31, 2004:
Shares sold	208,265	$2,751,417
Shares issued in reinvestment of dividends	4,506	51,369
Shares reacquired	(146,029)	(1,801,285)

Net increase (decrease) in shares outstanding	66,742	$1,001,501

Class Z
Six months ended September 30, 2004:
Shares sold	412,472	$6,489,841
Shares issued in reinvestment of dividends	3,376	49,414
Shares reacquired	(431,190)	(6,663,575)

Net increase (decrease) in shares outstanding	(15,342)	$(124,320)

Year ended March 31, 2004:
Shares sold	442,671	$5,806,375
Shares issued in reinvestment of dividends	4,358	50,556
Shares reacquired	(161,624)	(1,971,661)

Net increase (decrease) in shares outstanding	285,405	$3,885,270

Strategic Partners Real Estate Securities Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

Note 7. Subsequent Events

On October 12, 2004 the Board of Trustees of the Fund declared the following dividends per share, payable on October 13, 2004 to shareholders of record on October 12, 2004.

	Class A	Class B and C	Class Z
Ordinary Income	$0.060	$0.029	$0.070

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SEMIANNUAL REPORT

SEPTEMBER 30, 2004

STRATEGIC PARTNERS

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.71

Income from investment operations
Net investment income	.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.56

Total from investment operations	.68

Less Distributions:
Dividends from net investment income	(.10)
Distributions in excess of net investment income	—
Tax return of capital distributions	—

Total distributions	(.10)

Net asset value, end of period	$16.29

Total Return(a):	4.33%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,913
Average net assets (000)	$23,447
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.58	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.33	%(f)
Net investment income	1.68	%(f)
For Class A, B, C and Z shares:
Portfolio turnover(e)	33%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Less than $.005 per share.
(c)	Based on average shares outstanding during the period.
(d)	The Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets for the Class A shares.
(e)	Portfolio turnover for periods of less than one full year is not annualized.
(f)	Annualized.

See Notes to Financial Statements.

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Class A
Year Ended March 31,
2004	2003	2002	2001	2000

$9.84	$9.97	$8.71	$7.79	$7.46

.16	.29 (c)	.31 (c)	.28 (c)	.15 (c)
5.93	(.08)	1.30	.82	.42

6.09	.21	1.61	1.10	.57

(.22)	(.34)	(.35)	(.18)	(.21)
—	—	—	—	— (b)
—	—	—	—	(.03)

(.22)	(.34)	(.35)	(.18)	(.24)

$15.71	$9.84	$9.97	$8.71	$7.79

62.79%	2.27%	19.00%	14.28%	7.74%

$25,954	$11,073	$11,225	$15,103	$16,545
$15,886	$11,248	$12,433	$16,271	$19,631

1.58%	1.79%	1.93%	1.87%	1.70%
1.33%	1.54%	1.68%	1.62%	1.45%
1.53%	2.97%	3.43%	3.27%	1.93%

65%	92%	110%	62%	54%

See Notes to Financial Statements.

Strategic Partners Real Estate Securities Fund	25

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.65

Income from investment operations
Net investment income	.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.55

Total from investment operations	.62

Less Distributions:
Dividends from net investment income	(.05)
Distributions in excess of net investment income	—
Tax return of capital distributions	—

Total distributions	(.05)

Net asset value, end of period	$16.22

Total Return(a):	3.94%
Ratios/Supplemental Data:
Net assets, end of period (000)	$33,652
Average net assets (000)	$31,685
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.33	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.33	%(d)
Net investment income	.93	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Less than $.005 per share.
(c)	Based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended March 31,
2004	2003	2002	2001	2000

$9.82	$9.95	$8.69	$7.78	$7.45

.12	.22 (c)	.24 (c)	.21 (c)	.09 (c)
5.86	(.08)	1.30	.82	.42

5.98	.14	1.54	1.03	.51

(.15)	(.27)	(.28)	(.12)	(.15)
—	—	—	—	— (b)
—	—	—	—	(.03)

(.15)	(.27)	(.28)	(.12)	(.18)

$15.65	$9.82	$9.95	$8.69	$7.78

61.62%	1.47%	18.14%	13.35%	6.96%

$35,961	$25,072	$28,357	$28,118	$33,616
$30,195	$26,955	$27,939	$30,747	$47,271

2.33%	2.54%	2.68%	2.62%	2.45%
1.33%	1.54%	1.68%	1.62%	1.45%
.97%	2.20%	2.67%	2.49%	1.16%

See Notes to Financial Statements.

Strategic Partners Real Estate Securities Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.65

Income from investment operations
Net investment income	.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.55

Total from investment operations	.62

Less Distributions:
Dividends from net investment income	(.05)
Distributions in excess of net investment income	—
Tax return of capital distributions	—

Total distributions	(.05)

Net asset value, end of period	$16.22

Total Return(a):	3.94%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,546
Average net assets (000)	$6,287
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.33	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.33	%(d)
Net investment income	.88	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Less than $.005 per share.
(c)	Based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended March 31,
2004	2003	2002	2001	2000

$9.82	$9.95	$8.69	$7.78	$7.45

.12	.22 (c)	.25 (c)	.21 (c)	.09 (c)
5.86	(.08)	1.29	.82	.42

5.98	.14	1.54	1.03	.51

(.15)	(.27)	(.28)	(.12)	(.15)
—	—	—	—	— (b)
—	—	—	—	(.03)

(.15)	(.27)	(.28)	(.12)	(.18)

$15.65	$9.82	$9.95	$8.69	$7.78

61.62%	1.47%	18.14%	13.35%	6.96%

$6,852	$3,642	$4,117	$4,750	$5,162
$4,734	$3,891	$4,390	$5,096	$8,215

2.33%	2.54%	2.68%	2.62%	2.45%
1.33%	1.54%	1.68%	1.62%	1.45%
.87%	2.24%	2.72%	2.52%	1.12%

See Notes to Financial Statements.

Strategic Partners Real Estate Securities Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.75

Income from investment operations
Net investment income	.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.55

Total from investment operations	.69

Less Distributions:
Dividends from net investment income	(.12)
Distributions in excess of net investment income	—
Tax return of capital distributions	—

Total distributions	(.12)

Net asset value, end of period	$16.32

Total Return(a):	4.46%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,530
Average net assets (000)	$6,422
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.33	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.33	%(d)
Net investment income	1.93	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Less than $.005 per share.
(c)	Based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended March 31,
2004	2003	2002	2001	2000

$9.85	$9.98	$8.72	$7.80	$7.47

.18	.31 (c)	.33 (c)	.29 (c)	.18 (c)
5.96	(.07)	1.30	.83	.41

6.14	.24	1.63	1.12	.59

(.24)	(.37)	(.37)	(.20)	(.23)
—	—	—	—	— (b)
—	—	—	—	(.03)

(.24)	(.37)	(.37)	(.20)	(.26)

$15.75	$9.85	$9.98	$8.72	$7.80

63.21%	2.52%	19.29%	14.54%	8.02%

$7,506	$1,884	$1,179	$1,045	$1,746
$3,648	$1,722	$988	$1,376	$1,482

1.33%	1.54%	1.68%	1.62%	1.45%
1.33%	1.54%	1.68%	1.62%	1.45%
1.52%	3.17%	3.70%	3.43%	2.32%

See Notes to Financial Statements.

Strategic Partners Real Estate Securities Fund	31

Additional Information

Cont’d

Commencing after July 31, 2004, the Fund will file a complete portfolio of holdings on the Fund’s first and third quarter-end on Form N-Q with the Securities and Exchange Commission (the “Commission”). Form N-Q will be available on the Commission’s website at http://www.sec.gov or by visiting the Commission’s Public Reference Room. For information on the Commission’s Public Reference Room visit the Commission’s website.

See Notes to Financial Statements.

32	Visit our website at www.strategicpartners.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment advisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Jonathan D. Shain, Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsberger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Wellington Management Company, LLP	75 State Street Boston, MA 02109

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Strategic Partners Real Estate Securities Fund
Share Class	A	B	C	Z
NASDAQ	PURAX	PURBX	—	—
CUSIP	86276L109	86276L208	86276L307	86276L406

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of September 30, 2004, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners Real Estate Securities Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Strategic Partners Real Estate Securities Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Real Estate Securities Fund
Share Class	A	B	C	Z
NASDAQ	PURAX	PURBX	—	—
CUSIP	86276L109	86276L208	86276L307	86276L406

MFSP182E2    IFS-A098405    Ed. 11/2004

Item 2 –	Code of Ethics – Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing.

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 –	Submission of Matters to a Vote of Security Holders:

On September 1, 2004, the Board of Trustees adopted the following nominations and communications policy:

Nominating and Governance Committee. The Nominating and Governance Committee of the Board of Trustees is responsible for nominating trustees and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The Board has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the 1940 Act.

The Nominating and Governance Committee Charter is available on the Fund’s website at www.strategicpartners.com.

Selection of Trustee Nominees. The Nominating and Governance Committee is responsible for considering nominees for trustees at such times as it considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Nominating and Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a trustee nominee should submit his or her recommendation in writing to the Chair of the Board (Robin Smith) or the Chair of the Nominating and Governance Committee (Richard Redeker), in either case at

Strategic Partners Real Estate Securities Fund, P.O. Box 13964, Philadelphia, PA 19176. At a minimum, the recommendation should include:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Fund’s investment adviser) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Fund’s outside legal counsel may cause a person to be deemed an “interested person.”

Before the Nominating and Governance Committee decides to nominate an individual to the Board, Committee members and other Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.

Shareholder Communications with Trustees

Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners Real Estate Securities Fund, P.O. Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that director at Strategic Partners Real Estate Securities Fund, P.O. Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual trustees are not screened before being delivered to the addressee.

Item 10 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 –	Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Real Estate Securities Fund

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain Secretary

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date November 23, 2004

*	Print the name and title of each signing officer under his or her signature.